Average Annual Total Returns{- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-12 - Fidelity Advisor® Global Capital Appreciation Fund
	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 10 years	F0353 Past 1 year	F0353 Past 5 years	F0353 Past 10 years
Total	15.74%	5.49%	7.75%	15.63%	4.20%	7.08%	9.40%	4.10%	6.22%	18.14%	5.71%	7.72%	20.86%	5.95%	7.58%	23.17%	7.05%	8.71%	27.11%	8.84%	9.20%